Parent Company Financial Information - Schedule of Condensed Balance Sheets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2003
Cash	$ 12,743,850	$ 7,807,478	$ 7,029,604
Securities available for sale	38,805,780	42,609,727
Other assets	1,721,562	1,776,673
Total assets	286,973,826	300,662,859
Other liabilities	1,702,305	1,726,692
Note payable	275,250	275,250
Company guaranteed trust preferred securities	3,403,000	3,403,000		3,403,000
Stockholders' equity	704,405	8,416,584	8,201,684
Total liabilities and stockholders' equity	286,973,826	300,662,859
Parent Company [Member]
Cash	205,609	4,817	13,051
Investment in subsidiaries	4,920,972	12,568,312
Investment in trust preferred securities	103,000	103,000
Securities available for sale	50,000	50,000
Other assets	59,939	64,839
Total assets	5,339,520	12,790,968
Other liabilities	956,865	696,134
Note payable	275,250	275,250
Company guaranteed trust preferred securities	3,403,000	3,403,000
Stockholders' equity	704,405	8,416,584
Total liabilities and stockholders' equity	$ 5,339,520	$ 12,790,968